INTERIM CONDENSED CONSOLIDATED BALANCE SHEET (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 1,556	$ 2,873
Restricted cash	465	354
Trade receivables	3,338	3,869
Inventory (note 2)	3,625	3,708
Other receivables	1,585	1,664
Total current assets	10,569	12,468
LONG-TERM TRADE RECEIVABLES	664	577
SEVERANCE PAY FUND	1,613	1,603
PROPERTY AND EQUIPMENT, net	674	851
Total assets	13,520	15,499
CURRENT LIABILITIES:
Trade payables	1,817	1,383
Accrued expenses and other payables	4,495	4,382
Deferred income	1,304	1,555
Total current liabilities	7,616	8,715
LONG TERM LIABILITIES
Accrued severance pay and other	1,650	1,956
Deferred income	1,116	717
Long-term convertible loan from shareholders	400	400
Total long-term liabilities	17,410	15,171
COMMITMENTS AND CONTINGENT LIABILITIES (note 6)
Total liabilities	25,026	23,886
CAPITAL DEFICIENCY:
Share capital - ordinary shares of no par value (authorized: December 31, 2012 and June 30, 2013 - 170,000,000 shares; issued: December 31, 2012 - 33,686,134 shares; June 30, 2013 - 33,716,973 shares; outstanding: December 31, 2012 - 31,041,295 shares; June 30, 2013 - 31,072,134 shares) and additional paid in capital	362,875	362,590
Warrants	3,588	3,588
Accumulated deficit	(372,325)	(368,921)
Treasury shares, at cost (2,644,839 ordinary shares)	(5,644)	(5,644)
Total capital deficiency	(11,506)	(8,387)
Total liabilities and capital deficiency	13,520	15,499
Convertible Subordinated Notes Series A [Member]
CURRENT LIABILITIES:
Convertible subordinated notes		1,377
LONG TERM LIABILITIES
Convertible subordinated notes	12,150	11,588
Convertible Subordinated Notes Series B [Member]
CURRENT LIABILITIES:
Convertible subordinated notes		18
LONG TERM LIABILITIES
Convertible subordinated notes	$ 2,094	$ 510